Income Taxes (Details) - Schedule of deferred tax position reflects the net tax effects of the temporary - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Position Reflects The Net Tax Effects Of The Temporary Abstract
Fixed Assets	$ 113,135	$ 103,863
Stock Compensation	758,306	211,849
Warrant Liability Gain/Loss	1,356,828
Net Operating Losses	9,666,591	6,262,113
Business Credit Carryforward	1,426,116	1,426,117
Capitalized R & D	449,626
Other assets	109,616	13,634
Total deferred tax assets	13,880,218	8,017,576
Unrealized F/X	(54,729)
Other Liabilities	(66,614)
Total deferred tax liabilities	(121,343)
Valuation allowance	(13,758,875)	(8,017,576)
Net deferred tax assets